SHAREHOLDERS' EQUITY (Schedule of Options and Warrants to Non-Employees) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2013
Consultant and Service Provider [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted	7,250
Consultant [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted		40,000
Options exercisable
Exercise price per share		$ 2.08
Exercisable through		August 2018